UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, President & CEO
Thompson Plumb Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2011

Date of reporting period: August 31, 2011

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.2%

Consumer Discretionary - 11.0%
Automobiles & Parts - 0.5%
LKQ Corp. (a)	22,525	$576,640

General Retailers - 5.1%
Bed Bath & Beyond Inc. (a)	19,375	1,101,662
Best Buy Co., Inc.	64,665	1,654,777
Kohl's Corp.	17,260	799,828
Target Corp.	37,110	1,917,474
		5,473,741
Household Products - 1.3%
D.R. Horton, Inc.	52,650	553,878
Jarden Corp.	28,790	836,062
		1,389,940
Leisure Goods - 0.5%
Brunswick Corp.	31,750	504,508

Media - 2.8%
The Walt Disney Co.	30,650	1,043,939
Time Warner Inc.	34,300	1,085,938
Viacom Inc. Class B	17,300	834,552
		2,964,429
Personal Goods - 0.8%
Hanesbrands, Inc. (a)	29,150	832,524

Consumer Staples - 5.8%
Beverages - 1.2%
PepsiCo, Inc.	20,400	1,314,372

Food & Drug Retailers - 3.6%
Sysco Corp.	26,745	746,988
Walgreen Co.	50,175	1,766,662
Wal-Mart Stores, Inc.	24,575	1,307,636
		3,821,286
Household Goods & Home Construction - 1.0%
The Procter & Gamble Co.	17,050	1,085,744

Energy - 14.6%
Oil & Gas Producers - 9.8%
Anadarko Petroleum Corp.	15,210	1,121,737
Chevron Corp.	22,145	2,190,362
Exxon Mobil Corp.	50,145	3,712,736
Forest Oil Corp. (a)	51,900	1,010,493
Hess Corp.	27,245	1,616,718
Murphy Oil Corp.	13,800	739,404
		10,391,450
Oil Equipment, Services & Distribution - 4.8%
Helmerich & Payne, Inc.	14,275	813,961
Schlumberger Ltd.	20,269	1,583,414
Seadrill Ltd.	35,415	1,146,384
Weatherford International Ltd. (a)	88,025	1,507,868
		5,051,627

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 16.3%
Banks - 8.7%
Associated Banc-Corp	112,340	$1,235,740
Bank of America Corp.	279,700	2,285,149
Citigroup Inc.	39,750	1,234,237
First Horizon National Corp.	136,210	958,918
JPMorgan Chase & Co.	58,250	2,187,870
PNC Financial Services Group, Inc.	15,330	768,646
Zions Bancorporation	28,400	495,296
		9,165,856
Financial Services - 5.8%
American Express Co.	17,650	877,381
Discover Financial Services	46,295	1,164,782
Eaton Vance Corp.	57,425	1,401,744
Northern Trust Corp.	39,970	1,536,047
State Street Corp.	35,400	1,257,408
		6,237,362
Insurance - 0.9%
Aflac, Inc.	26,260	990,527

Real Estate Investment Trusts - 0.9%
DiamondRock Hospitality Co.	63,700	493,038
Host Hotels & Resorts, Inc.	40,300	476,749
		969,787
Health Care - 13.6%
Health Care Equipment & Services - 8.9%
Baxter International Inc.	20,000	1,119,600
Henry Schein, Inc. (a)	12,665	834,750
Medco Health Solutions, Inc. (a)	38,655	2,092,782
Medtronic, Inc.	31,700	1,111,719
Patterson Cos., Inc.	28,005	818,306
ResMed Inc. (a)	27,750	859,418
St. Jude Medical, Inc.	41,715	1,899,701
Zimmer Holdings, Inc. (a)	13,895	790,487
		9,526,763
Health Care Services - 1.0%
McKesson Corp.	13,575	1,085,050

Pharmaceuticals & Biotechnology - 3.7%
Amgen Inc.	24,890	1,379,030
Johnson & Johnson	25,210	1,658,818
Novartis AG ADR	13,950	815,517
		3,853,365

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 13.7%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	10,950	$812,381

Construction & Materials - 1.3%
Masco Corp.	153,775	1,363,984

Electronic & Electrical Equipment - 1.0%
Emerson Electric Co.	23,500	1,093,925

General Industrials - 3.8%
General Electric Co.	147,550	2,406,540
3M Co.	19,320	1,603,174
		4,009,714
Industrial Engineering - 2.8%
ABB Ltd. ADR	63,675	1,354,367
Illinois Tool Works Inc.	23,375	1,087,872
Ingersoll-Rand PLC	17,000	569,670
		3,011,909
Industrial Transportation - 1.5%
FedEx Corp.	19,725	1,552,752

Support Services - 2.5%
EnergySolutions (a)	316,925	1,118,745
Mobile Mini, Inc. (a)	38,775	738,664
W.W. Grainger, Inc.	5,585	860,648
		2,718,057
Information Technology - 24.7%
Computer Programs - 1.3%
Electronic Arts Inc. (a)	37,810	853,750
Take-Two Interactive Software, Inc. (a)	43,775	578,706
		1,432,456
Internet Programs & Services - 1.5%
eBay Inc. (a)	53,205	1,642,438

IT Services - 2.1%
Alliance Data Systems Corp. (a)	9,050	845,361
Visa Inc. Class A	15,745	1,383,671
		2,229,032
Software & Computer Services - 5.6%
Adobe Systems Inc. (a)	53,225	1,343,399
Google Inc. Class A (a)	2,340	1,265,846
Microsoft Corp.	124,251	3,305,077
		5,914,322

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware & Equipment - 14.2%
Altera Corp.	14,600	$531,294
Broadcom Corp. Class A	39,640	1,413,166
Cisco Systems, Inc.	159,285	2,497,589
EMC Corp. (a)	46,625	1,053,259
Hewlett-Packard Co.	32,775	853,133
Intel Corp.	101,400	2,041,182
JDS Uniphase Corp. (a)	145,210	1,883,374
Linear Technology Corp.	29,570	846,589
Maxim Integrated Products, Inc.	37,080	854,694
Qualcomm, Inc.	42,480	2,186,021
Xilinx, Inc.	33,900	1,055,646
		15,215,947
Materials - 0.5%
Industrial Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold Inc.	11,775	555,074

TOTAL COMMON STOCKS (COST $104,816,331)		106,786,962

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100% (b)	$54	$54

Total Variable-Rate Demand Notes		54

TOTAL SHORT-TERM INVESTMENTS (COST $54)		54

TOTAL INVESTMENTS - 100.2% (COST $104,816,385)		106,787,016

NET OTHER ASSETS AND LIABILITIES - (0.2%)		(233,783)

NET ASSETS - 100.0%		$106,553,233

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at August 31, 2011.

ADR: American Depository Receipt

At August 31, 2011, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$106,162,547
Unrealized appreciation	$12,347,602
Unrealized depreciation	$(11,723,133)
Net unrealized appreciation (depreciation)	$624,469

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.1%

Consumer Discretionary - 15.8%
Automobiles & Parts - 1.1%
LKQ Corp. (a)	7,460	$190,976

General Retailers - 5.4%
Bed Bath & Beyond Inc. (a)	4,875	277,192
Best Buy Co., Inc.	4,750	121,553
Jos. A. Bank Clothiers, Inc. (a)	3,650	187,063
Kohl's Corp.	2,550	118,167
Nordstrom, Inc.	4,690	213,207
		917,182
Household Products - 2.5%
D.R. Horton, Inc.	8,025	84,423
Jarden Corp.	11,460	332,798
		417,221
Leisure Goods - 0.9%
Brunswick Corp.	9,900	157,311

Media - 1.0%
Lions Gate Entertainment Corp. (a)	23,796	165,620

Personal Goods - 3.2%
Coach, Inc.	3,653	205,372
Hanesbrands, Inc. (a)	11,908	340,092
		545,464
Travel & Leisure - 1.7%
Darden Restaurants, Inc.	6,056	291,294

Consumer Staples - 1.7%
Food Producers - 1.7%
McCormick & Co., Inc.	3,563	170,276
The J. M. Smucker Co.	1,612	116,209
		286,485
Energy - 12.6%
Mining - 0.3%
CONSOL Energy Inc.	1,000	45,660

Oil & Gas Producers - 8.6%
ATP Oil & Gas Corp. (a)	10,585	142,580
Bill Barrett Corp. (a)	2,665	127,787
Chesapeake Energy Corp.	5,445	176,364
Denbury Resources Inc. (a)	2,585	41,231
Forest Oil Corp. (a)	5,900	114,873
Murphy Oil Corp.	2,276	121,948
Noble Energy, Inc.	2,808	248,115
Quicksilver Resources Inc. (a)	8,030	76,526
Range Resources Corp.	5,080	328,981
Swift Energy Co. (a)	1,275	39,334
Ultra Petroleum Corp. (a)	1,000	33,500
		1,451,239
Oil Equipment, Services & Distribution - 3.7%
Helmerich & Payne, Inc.	2,970	169,349
Seadrill Ltd.	5,585	180,786
Weatherford International Ltd. (a)	16,055	275,022
		625,157

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 16.9%
Banks - 5.0%
Associated Banc-Corp	29,159	$320,749
First Horizon National Corp.	43,970	309,549
Regions Financial Corp.	16,335	74,161
SunTrust Banks, Inc.	3,970	79,003
Zions Bancorporation	4,280	74,643
		858,105
Financial Services - 7.0%
Discover Financial Services	12,629	317,746
Eaton Vance Corp.	13,420	327,582
Investment Technology Group, Inc. (a)	22,730	258,667
Northern Trust Corp.	7,225	277,657
		1,181,652
Insurance - 2.2%
Cincinnati Financial Corp.	6,545	182,736
Unum Group	7,560	177,962
		360,698
Real Estate Investment Trusts - 2.7%
DiamondRock Hospitality Co.	19,200	148,608
Host Hotels & Resorts Inc.	12,500	147,875
LaSalle Hotel Properties	8,100	152,280
		448,763
Health Care - 12.7%
Health Care Equipment & Services - 11.7%
Henry Schein, Inc. (a)	5,019	330,802
Lincare Holdings Inc.	5,429	116,886
MedAssets Inc. (a)	22,840	261,061
Natus Medical Inc. (a)	19,450	203,836
Patterson Cos., Inc.	9,655	282,119
ResMed Inc. (a)	10,425	322,862
St. Jude Medical, Inc.	2,825	128,651
Waters Corp. (a)	1,589	126,913
Zimmer Holdings, Inc. (a)	2,850	162,137
		1,935,267
Health Care Services - 1.0%
McKesson Corp.	2,145	171,450

Industrials - 12.7%
Aerospace & Defense - 1.5%
Alliant Techsystems Inc.	4,019	255,086

Construction & Materials - 2.4%
Masco Corp.	27,225	241,486
Mueller Water Products, Inc. Class A	35,400	82,128
USG Corp. (a)	8,825	82,955
		406,569
Industrial Engineering - 3.1%
Ingersoll-Rand PLC	7,800	261,378
SPX Corp.	4,300	244,627
		506,005
Support Services - 5.7%
Cintas Corp.	5,645	180,527
EnergySolutions (a)	84,335	297,703
Mobile Mini, Inc. (a)	10,320	196,596
W.W. Grainger, Inc.	1,718	264,744
		939,570

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 19.9%
Computer Programs - 3.5%
Activision Blizzard, Inc.	10,920	$129,293
Electronic Arts Inc. (a)	8,395	189,559
Take-Two Interactive Software, Inc. (a)	20,260	267,837
		586,689
Electronic & Electrical Equipment - 3.3%
Celestica Inc. (a)	10,281	86,258
Flextronics International Ltd. (a)	36,617	210,548
Molex Inc. Class A	13,960	257,981
		554,787
IT Services - 2.6%
Alliance Data Systems Corp. (a)	2,815	262,949
Fiserv, Inc. (a)	2,922	163,135
		426,084
Technology Hardware & Equipment - 10.5%
Altera Corp.	4,625	168,304
Broadcom Corp. Class A	9,815	349,905
Cavium Inc. (a)	4,800	154,512
JDS Uniphase Corp. (a)	30,181	391,448
Linear Technology Corp.	9,422	269,752
Maxim Integrated Products, Inc.	11,526	265,674
Xilinx, Inc.	5,296	164,917
		1,764,512
Materials - 4.9%
Chemicals - 1.8%
International Flavors & Fragrances Inc.	5,073	294,335

Household Materials - 1.0%
The Scotts Miracle-Gro Co. Class A	3,636	176,564

Industrial Materials - 2.1%
Nalco Holding Co.	9,343	345,784

Utilities - 2.9%
Electricity - 0.5%
Pepco Holdings, Inc.	4,610	89,803

Gas, Water & Multiutilities - 2.4%
MDU Resources Group, Inc.	12,247	261,351
SCANA Corp.	3,214	129,267
		390,618

TOTAL COMMON STOCKS (COST $15,569,141)		16,785,950

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100% (b)	$475	$475

Total Variable-Rate Demand Notes		475

	TOTAL SHORT-TERM INVESTMENTS (COST $475)	475

	TOTAL INVESTMENTS - 100.1% (COST $15,569,616)	16,786,425

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(15,677)

NET ASSETS - 100.0%		$16,770,748

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at August 31, 2011.

At August 31, 2011, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$16,034,948
Unrealized appreciation	$2,706,663
Unrealized depreciation	$(1,955,186)
Net unrealized appreciation (depreciation)	$751,477

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.1%

Financials - 0.1%
Financial Services - 0.1%
CIT Group, Inc. (a)	17,450	$603,247

TOTAL COMMON STOCKS (COST $501,587)		603,247

BONDS - 99.2%

Asset-Backed Securities - 1.8%
Federal Express Corp. 1993 Trust
7.150% due 9/28/2012	$49,151	49,682

Federal Express Corp. 1997 Trust
7.500% due 1/15/2018	3,446,144	3,497,836
7.520% due 1/15/2018	226,946	235,456

General American Railcar 1997-1
6.690% due 9/20/2016 (e)	493,216	512,511

General American Railcar II
6.210% due 9/20/2017	4,874,934	5,061,656

General American Railcar III
7.760% due 8/20/2018 (e)	1,488,371	1,584,088

Total Asset-Backed Securities		10,941,229

Convertible Bonds - 1.2%
Amgen Inc.
0.375% due 2/1/2013	782,000	768,315

EMC Corp.
1.750% due 12/1/2013	1,000,000	1,481,250

Medtronic, Inc.
1.625% due 4/15/2013	4,073,000	4,073,000

NASDAQ OMX Group, Inc.
2.500% due 8/15/2013	1,236,000	1,237,545

Total Convertible Bonds		7,560,110

Corporate Bonds - 95.3%
Allied Waste N.A., Inc.
6.875% due 6/1/2017	2,146,000	2,312,315

American Express
5.250% due 9/12/2011	123,000	123,079
5.700% due 9/15/2011	60,000	60,065
6.650% due 9/15/2015	90,000	100,082
6.900% due 9/15/2015	277,000	310,160

American General Finance
6.000% due 10/15/2014	1,000,000	925,037
6.000% due 12/15/2014	1,000,000	898,193

American Standard Inc.
5.500% due 4/1/2015	25,000	27,966

Amphenol Corp.
4.750% due 11/15/2014	1,698,000	1,813,579

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Anadarko Petroleum Corp.
6.125% due 3/15/2012	$26,000	$26,616

Anheuser-Busch Cos., Inc.
7.500% due 3/15/2012	119,000	123,073

Aquila, Inc.
11.875% due 7/1/2012	1,711,000	1,855,754

Arden Realty LP
5.200% due 9/1/2011	32,000	32,000
5.250% due 3/1/2015	3,019,000	3,163,369

Arizona Public Service Co.
6.375% due 10/15/2011	342,000	344,078

Aspen Insurance Holdings Ltd.
6.000% due 8/15/2014	4,116,000	4,385,030

Avnet, Inc.
6.625% due 9/15/2016	551,000	630,990

Axis Capital Holdings
5.750% due 12/1/2014	5,622,000	6,128,514

Bank of America Corp.
6.000% due 9/15/2011	177,000	176,840
6.150% due 9/15/2011	64,000	64,044
7.125% due 10/15/2011	260,000	261,454
7.375% due 5/15/2014	866,000	947,782
5.375% due 6/15/2014	50,000	52,542
5.650% due 9/15/2014	25,000	24,561
5.000% due 5/15/2015	30,000	29,383
5.150% due 8/15/2015	60,000	58,732
5.350% due 9/15/2015	449,000	439,469
5.350% due 11/15/2015	35,000	34,236
5.250% due 12/1/2015	333,000	330,817
5.600% due 2/15/2016	25,000	24,417
6.000% due 8/15/2017	65,000	64,859
6.050% due 8/15/2017	928,000	919,808
5.750% due 12/1/2017	455,000	472,976
5.350% due 3/15/2018	81,000	78,873

Bank of New York Mellon Corp.
5.550% due 9/17/2018	20,000	20,003

Bankers Trust New York
7.250% due 10/15/2011	418,000	420,714

BB&T Corp.
5.200% due 12/23/2015	769,000	839,846

Bear Stearns Cos. LLC
5.010% due 3/10/2014 (b)	270,000	257,712
4.960% due 4/10/2014 (b)	100,000	96,870

Best Buy Co., Inc.
6.750% due 7/15/2013	570,000	616,242

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Bio-Rad Laboratories, Inc.
8.000% due 9/15/2016	$12,559,000	$13,720,707

Black Hills Corp.
9.000% due 5/15/2014	2,442,000	2,837,555

Boston Properties LP
5.625% due 4/15/2015	331,000	367,763

Boston Scientific Corp.
5.450% due 6/15/2014	1,392,000	1,498,810
4.500% due 1/15/2015	4,197,000	4,437,450
6.250% due 11/15/2015	3,358,000	3,756,168

Brinker International
5.750% due 6/1/2014	7,967,000	8,512,875

Brocade Communications Systems, Inc.
6.625% due 1/15/2018	7,993,000	8,052,947

Brookfield Asset Management Inc.
7.125% due 6/15/2012	1,306,000	1,360,115

Capital One Bank
6.500% due 6/13/2013	423,000	454,409

Carpenter Technology Corp.
7.030% due 5/22/2018	8,000	9,257

Caterpillar Inc.
4.000% due 9/15/2011	10,000	10,007

CBS Corp.
8.200% due 5/15/2014	967,000	1,125,632

CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	224,575

Chesapeake & Potomac Telephone Co.
7.150% due 5/1/2023	158,000	167,183

CIT Group, Inc.
7.000% due 5/1/2014	169,613	170,461
7.000% due 5/4/2015 (e)	304,000	302,480
7.000% due 5/2/2016 (e)	506,000	503,470
7.000% due 5/2/2017 (e)	709,000	700,137

Citigroup, Inc.
7.250% due 10/15/2011	1,686,000	1,697,119
2.875% due 12/9/2011	45,000	45,314
5.250% due 2/27/2012	747,000	759,769
5.625% due 8/27/2012	9,002,000	9,203,906
5.000% due 9/15/2014	3,085,000	3,167,971
4.875% due 5/7/2015	115,000	114,695
5.500% due 2/15/2017	179,000	182,333

CNA Financial Corp.
5.850% due 12/15/2014	1,552,000	1,662,544
6.500% due 8/15/2016	1,000,000	1,103,851
6.950% due 1/15/2018	163,000	178,078

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Commercial Net Lease Realty, Inc.
6.250% due 6/15/2014	$1,060,000	$1,154,055
6.150% due 12/15/2015	443,000	490,226

Computer Sciences Corp.
6.500% due 3/15/2018	4,168,000	4,531,691

Continental Corp.
8.375% due 8/15/2012	351,000	363,898

Con-way Inc.
7.250% due 1/15/2018	12,089,000	13,621,051

Countrywide Financial Corp.
5.750% due 6/24/2015 (c)	438,000	426,921
6.500% due 7/28/2015 (c)	47,000	46,997
6.250% due 5/15/2016	927,000	936,141

Countrywide Home Loans, Inc.
6.730% due 4/17/2013	93,000	94,427
6.000% due 1/24/2018	508,000	499,370
5.500% due 5/16/2018	25,000	24,360

Coventry Health Care, Inc.
5.875% due 1/15/2012	380,000	385,147
6.300% due 8/15/2014	8,184,000	9,044,384
6.125% due 1/15/2015	1,136,000	1,263,820
5.950% due 3/15/2017	854,000	962,707

Darden Restaurants
7.125% due 2/1/2016	75,000	87,217

Discover Financial Services
6.450% due 6/12/2017	140,000	157,552

Domtar Corp.
10.750% due 6/1/2017	3,604,000	4,486,980

Dow Chemical Co.
7.600% due 5/15/2014	1,688,000	1,945,692
5.900% due 2/15/2015	650,000	728,529

DPL Inc.
6.875% due 9/1/2011	460,000	460,000

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	6,782,000	7,161,297

Endurance Specialty Holdings Ltd.
6.150% due 10/15/2015	5,990,000	6,397,590

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	1,904,000	2,108,324
7.750% due 6/15/2017	34,000	36,204
7.375% due 4/15/2018	3,300,000	3,619,565

Fidelity National Financial, Inc.
5.250% due 3/15/2013	191,000	198,239
6.600% due 5/15/2017	4,447,000	4,817,453

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Fifth Third Bancorp
6.250% due 5/1/2013	$1,356,000	$1,446,989

First Horizon National Corp.
5.375% due 12/15/2015	500,000	521,287

First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,822,099
4.625% due 5/15/2013	4,501,000	4,633,671
5.050% due 1/15/2015	2,264,000	2,364,465
5.650% due 4/1/2016	889,000	944,603

Fortune Brands, Inc.
3.000% due 6/1/2012	254,000	257,366
6.375% due 6/15/2014	370,000	413,015
5.375% due 1/15/2016	10,000	11,091

Freeport-McMoRan Copper & Gold Inc.
8.375% due 4/1/2017	12,728,000	13,730,330

General Electric Capital Corp.
4.350% due 10/15/2011	11,000	11,024
5.500% due 11/15/2011	309,000	311,082
4.000% due 2/15/2012	348,000	353,415
4.000% due 2/15/2012	56,000	56,444
4.150% due 5/15/2012	95,000	95,823
8.125% due 5/15/2012	423,000	437,788
4.750% due 6/15/2012	10,000	10,135
5.000% due 9/15/2012	49,000	50,303
6.000% due 10/15/2012	49,000	50,897
6.600% due 10/15/2012	102,000	106,917
6.700% due 10/15/2012	85,000	89,495
6.000% due 10/26/2012 (c)	155,000	155,499
5.900% due 5/13/2014	450,000	499,207
5.600% due 7/15/2014	500,000	535,664
4.500% due 5/15/2015	66,000	66,135
4.750% due 5/15/2015	80,000	80,086
4.125% due 6/15/2015	92,000	92,116
4.300% due 6/15/2015	92,000	92,111
5.250% due 6/15/2015	25,000	26,687
5.400% due 6/15/2015	59,000	63,166
5.500% due 8/15/2015	30,000	32,385
5.600% due 12/15/2015	159,000	156,145
5.250% due 1/15/2016	316,000	311,926
5.000% due 4/15/2016	162,000	159,783
5.000% due 4/15/2016	45,000	46,836
5.000% due 5/15/2016	40,000	39,237
5.500% due 10/28/2016 (c)	70,000	70,049
4.750% due 3/15/2017	55,000	53,848
4.500% due 7/15/2017	152,000	152,047
5.375% due 8/15/2017	28,000	28,009
5.500% due 10/6/2017	116,000	116,219
6.000% due 11/28/2017 (c)	40,000	39,513
5.625% due 12/15/2017	571,000	561,283
5.625% due 12/15/2017	84,000	82,584
5.100% due 4/15/2018	37,000	36,385
5.250% due 4/15/2018	58,000	56,983
6.750% due 4/15/2018	373,000	423,984
4.750% due 5/15/2018	9,000	8,845
5.000% due 5/15/2018	25,000	24,607

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

General Electric Capital Corp. (continued)
6.300% due 5/15/2018	$1,790,000	$1,986,565
6.000% due 5/30/2018 (c)	115,000	112,882
4.500% due 6/15/2018	35,000	35,016
5.000% due 6/27/2018 (c)	80,000	80,123
6.000% due 7/15/2018	57,000	61,988
6.000% due 7/15/2018	39,000	42,413
5.250% due 12/15/2021	30,000	29,364

Genworth Life Insurance Co.
5.875% due 5/3/2013 (e)	2,865,000	2,933,247

Georgia-Pacific LLC
7.125% due 1/15/2017 (e)	2,000,000	2,118,192

GMAC LLC
7.000% due 10/15/2011	200,000	199,209
7.250% due 8/15/2012	100,000	97,280
7.000% due 11/15/2012	50,000	49,133
7.100% due 1/15/2013	32,000	31,417
6.000% due 7/15/2013	60,000	57,625
0.000% due 6/15/2015 (d)	1,250,000	901,875
6.350% due 2/15/2016 (c)	75,000	68,350
6.500% due 2/15/2016 (c)	100,000	91,675
6.500% due 9/15/2016 (c)	87,000	79,000
7.250% due 9/15/2017	259,000	236,192

Golden West Financial Corp.
4.750% due 10/1/2012	161,000	167,096

Goldman Sachs Group, Inc.
3.625% due 8/1/2012	260,000	264,890
5.700% due 9/1/2012	446,000	464,103
5.625% due 1/15/2017	565,000	585,326
5.950% due 1/18/2018	10,000	10,641

Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	35,631

Harley-Davidson
5.250% due 12/15/2012 (e)	1,675,000	1,744,308
15.000% due 2/1/2014	500,000	629,313
5.750% due 12/15/2014 (e)	3,800,000	4,196,465

Harleysville Group Inc.
5.750% due 7/15/2013	114,000	117,955

Hartford Financial Services
5.250% due 10/15/2011	2,164,000	2,172,578
4.625% due 7/15/2013	750,000	769,160
4.750% due 3/1/2014	825,000	855,803
6.300% due 3/15/2018	3,975,000	4,212,009

Hartford Life Insurance Co.
5.400% due 6/15/2012	10,000	10,081
5.400% due 6/15/2012	55,000	55,447
5.050% due 7/15/2013	35,000	35,504

Hasbro, Inc.
6.125% due 5/15/2014	1,000,000	1,107,092

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

HCP, Inc.
5.950% due 9/15/2011	$393,000	$393,434
5.650% due 12/15/2013	1,455,000	1,549,160
6.000% due 3/1/2015	5,879,000	6,334,764
7.072% due 6/8/2015	703,000	776,189

Hillenbrand Industries, Inc.
8.500% due 12/1/2011	72,000	72,959

Horace Mann Educators Corp.
6.850% due 4/15/2016	7,000,000	7,768,551

Hospitality Properties Trust
6.750% due 2/15/2013	2,787,000	2,882,307
7.875% due 8/15/2014	4,804,000	5,348,649
5.125% due 2/15/2015	1,585,000	1,616,434
6.300% due 6/15/2016	244,000	257,696
5.625% due 3/15/2017	2,631,000	2,671,070

HRPT Properties Trust
6.950% due 4/1/2012	2,704,000	2,762,717
5.750% due 11/1/2015	3,318,000	3,554,603

HSBC Finance Corp.
5.200% due 9/15/2011	25,000	25,013
5.200% due 9/15/2011	32,000	32,017
5.200% due 9/15/2011	25,000	25,014
5.250% due 9/15/2011	59,000	59,033
5.300% due 9/15/2011	172,000	172,052
5.400% due 9/15/2011	25,000	25,015
5.450% due 9/15/2011	44,000	44,027
6.150% due 9/15/2011	37,000	37,029
6.250% due 9/15/2011	32,000	32,025
5.150% due 10/15/2011	50,000	50,110
6.050% due 10/15/2011	50,000	50,156
6.050% due 10/15/2011	34,000	34,106
6.100% due 10/15/2011	136,000	136,433
6.350% due 10/15/2011	70,000	70,242
6.375% due 10/15/2011	47,000	47,266
5.050% due 11/15/2011	35,000	35,126
5.050% due 11/15/2011	152,000	152,545
5.100% due 11/15/2011	50,000	50,184
5.100% due 11/15/2011	25,000	25,092
5.750% due 11/15/2011	38,000	38,191
5.950% due 11/15/2011	41,000	41,217
6.100% due 11/15/2011	140,000	140,780
6.150% due 11/15/2011	11,000	11,062
4.850% due 12/15/2011	20,000	20,137
5.000% due 12/15/2011	20,000	20,094
5.000% due 12/15/2011	456,000	458,188
5.250% due 12/15/2011	210,000	211,313
7.100% due 12/15/2011	173,000	174,795
4.500% due 2/15/2012	72,000	72,479
5.500% due 3/15/2012	31,000	31,363
6.000% due 4/15/2012	171,000	173,932
5.300% due 6/15/2012	160,000	162,147
5.350% due 6/15/2012	15,000	15,209
4.700% due 7/15/2012	683,000	689,987
5.700% due 7/15/2012	215,000	218,977
4.000% due 8/15/2012	20,000	20,093

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

HSBC Finance Corp. (continued)
5.750% due 8/15/2012	$50,000	$51,036
3.500% due 9/15/2012	350,000	349,983
3.750% due 9/15/2012	120,000	120,293
3.800% due 9/15/2012	106,000	106,408
3.850% due 9/15/2012	269,000	269,926
5.400% due 9/15/2012	337,000	343,375
5.600% due 9/15/2012	135,000	137,845
5.650% due 9/15/2012	133,000	135,847
5.350% due 10/15/2012	400,000	409,152
6.000% due 4/15/2013	621,000	650,029
6.180% due 9/15/2013 (b)	366,000	373,141
5.900% due 10/10/2013 (b)	331,000	334,558
5.680% due 1/10/2014 (b)	335,000	332,950
5.600% due 4/15/2014	75,000	78,825
5.500% due 7/15/2014	30,000	31,413
6.000% due 8/15/2014	553,000	587,544
6.000% due 8/15/2014	67,000	71,153
5.800% due 9/15/2014	153,000	162,307
5.850% due 9/15/2014	325,000	345,086
5.650% due 10/15/2014	30,000	31,737
5.750% due 10/15/2014	274,000	290,664
5.350% due 11/15/2014	30,000	31,498

Hyatt Hotels Corp.
5.750% due 8/15/2015 (e)	100,000	107,437

Ingersoll-Rand
9.500% due 4/15/2014	1,026,000	1,220,115

Ingram Micro Inc.
5.250% due 9/1/2017	1,000,000	1,068,532

Int'l. Bank for Reconstruction and Dev. (IBRD)
0.000% due 2/15/2012 (d)	59,000	58,838
0.000% due 2/15/2012 (d)	297,000	296,187
0.000% due 8/15/2012 (d)	131,000	130,194

International Paper Co.
6.750% due 9/1/2011	50,000	50,000

ITT Hartford Group
7.300% due 11/1/2015	910,000	1,028,134

Jefferson-Pilot Corp.
4.750% due 1/30/2014	3,739,000	3,974,538

John Hancock Life Ins. Co.
4.500% due 10/15/2011	40,000	40,129
4.350% due 11/15/2011	15,000	15,079
4.600% due 11/15/2011	25,000	25,144
5.450% due 9/15/2015	201,000	219,934
5.450% due 10/15/2015	29,000	31,292
5.500% due 11/15/2015	75,000	82,409
5.250% due 12/15/2015	25,000	27,472
5.500% due 12/15/2015	25,000	27,722
5.000% due 4/15/2016	60,000	66,222

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

JPMorgan Chase & Co.
2.200% due 6/15/2012	$104,000	$105,546
2.125% due 6/22/2012	54,000	54,794

Kemper Corp.
6.000% due 11/30/2015	9,753,000	10,328,515
6.000% due 5/15/2017	2,976,000	3,098,718

Kerr-McGee Corp.
6.875% due 9/15/2011	1,141,000	1,142,664

LaSalle Funding LLC
5.000% due 3/15/2014	72,000	71,975
5.250% due 9/15/2017	25,000	23,793

Lexmark International, Inc.
5.900% due 6/1/2013	2,556,000	2,723,086
6.650% due 6/1/2018	3,370,000	3,761,847

Liberty Property LP
5.650% due 8/15/2014	36,000	39,665

Lincoln National Corp.
4.750% due 2/15/2014	1,638,000	1,742,945

Macy's Retail Holdings, Inc.
8.000% due 7/15/2012	246,000	257,936

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (b)	347,000	345,747

Marriott International, Inc.
4.625% due 6/15/2012	226,000	231,410
5.810% due 11/10/2015	373,000	420,837

Marsh & McLennan Cos., Inc.
6.250% due 3/15/2012	1,532,000	1,569,447

Marshall & Ilsley Bank
6.375% due 9/1/2011	3,142,000	3,142,000
5.150% due 2/22/2012	667,000	663,894
5.500% due 7/15/2012	10,000	9,996
5.250% due 9/4/2012	3,684,000	3,789,469

Masco Corp.
7.125% due 8/15/2013	5,117,000	5,475,753
4.800% due 6/15/2015	1,456,000	1,443,375
6.125% due 10/3/2016	2,757,000	2,700,771
5.850% due 3/15/2017	1,258,000	1,251,949
6.625% due 4/15/2018	2,694,000	2,840,788

Mattel, Inc.
6.800% due 10/6/2011	5,000	5,001

Maytag Corp.
5.000% due 5/15/2015	50,000	54,099

MBNA Corp.
7.500% due 3/15/2012	115,000	117,578
6.625% due 6/15/2012	75,000	77,014
5.000% due 6/15/2015	800,000	814,998

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Mercantile-Safe Deposit & Trust Co.
5.700% due 11/15/2011	$20,000	$20,173

Merrill Lynch & Co.
4.300% due 2/14/2012	23,000	22,866
5.450% due 2/5/2013	500,000	512,999
6.150% due 4/25/2013	455,000	473,280
0.000% due 8/30/2013 (d)	65,000	59,892
5.000% due 2/3/2014	138,000	140,195
5.450% due 7/15/2014	1,032,000	1,063,094
5.000% due 1/15/2015	243,000	244,080
5.300% due 9/30/2015	1,562,000	1,575,964
6.050% due 5/16/2016	3,000,000	3,029,763
6.400% due 8/28/2017	1,961,000	2,009,458
6.500% due 7/15/2018	1,248,000	1,256,773
6.875% due 11/15/2018	370,000	385,140

MetLife, Inc.
6.125% due 12/1/2011	41,000	41,532

Montpelier Re Holdings Ltd.
6.125% due 8/15/2013	11,776,000	12,121,802

Morgan Stanley
6.600% due 4/1/2012	98,000	100,812
4.750% due 4/1/2014	4,268,000	4,328,017
6.000% due 5/13/2014	695,000	729,733
6.000% due 4/28/2015	3,540,000	3,705,155
5.375% due 10/15/2015	714,000	745,240
5.750% due 10/18/2016	300,000	315,093
5.550% due 4/27/2017	2,712,000	2,770,590
5.950% due 12/28/2017	2,483,000	2,567,993
6.625% due 4/1/2018	4,266,000	4,571,057

Mosaic Co.
7.625% due 12/1/2016 (e)	4,000,000	4,195,000

Motorola Solutions, Inc.
8.000% due 11/1/2011	2,215,000	2,238,678

Nabisco, Inc.
7.550% due 6/15/2015	50,000	59,691

National City Bank of Indiana
4.250% due 7/1/2018	200,000	207,672

National City Bank of Pennsylvania
7.250% due 10/21/2011	82,000	82,596

National City Preferred Capital Trust
12.000% due 12/31/2049 (b)	6,887,000	7,469,158

National Retail Properties Inc.
6.875% due 10/15/2017	2,273,000	2,589,202

National Rural Utilities
5.450% due 7/15/2012	29,000	29,896
5.500% due 7/15/2012	20,000	20,626
7.200% due 10/1/2015	30,000	35,560

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

National Semiconductor Corp.
6.150% due 6/15/2012	$196,000	$202,300

NationsBank Corp.
0.000% due 8/15/2013 (d)	91,000	86,462
7.750% due 8/15/2015	2,251,000	2,418,058

Nationwide Financial Services
6.250% due 11/15/2011	5,015,000	5,046,885

Navigators Group, Inc.
7.000% due 5/1/2016	11,267,000	11,623,871

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	38,000	45,637

NiSource Finance Corp.
5.400% due 7/15/2014	215,000	236,167
10.750% due 3/15/2016	600,000	791,122

Northern Indiana Public Service Co.
7.590% due 6/12/2017	182,000	220,545

Northern Rock Asset Management PLC
5.625% due 6/22/2017 (e)	2,500,000	2,679,540

Ohio Casualty Corp.
7.300% due 6/15/2014	351,000	385,310

Owens Corning
6.500% due 12/1/2016	9,624,000	10,302,386

Paine Webber Group Inc.
7.625% due 2/15/2014	50,000	55,909

Platinum Underwriters Finance, Inc.
7.500% due 6/1/2017	9,282,000	10,191,673

PNC Funding Corp.
5.250% due 11/15/2015	352,000	385,097

PPL Energy Supply, LLC
6.500% due 5/1/2018	1,000,000	1,181,827

Principal Financial Group
7.875% due 5/15/2014	2,750,000	3,148,879
5.449% due 4/1/2016 (b)	50,000	50,590

Progressive Corp.
7.000% due 10/1/2013	25,000	27,604

Protective Life Corp.
4.250% due 9/15/2011	5,000	4,998
4.300% due 9/15/2011	10,000	9,996
4.300% due 6/1/2013	350,000	364,042
4.875% due 11/1/2014	820,000	884,720

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Prudential Financial, Inc.
4.200% due 11/15/2011	$25,000	$24,971
5.000% due 11/15/2011	40,000	40,014
5.100% due 12/14/2011	140,000	141,358
5.100% due 2/15/2012	20,000	19,921
5.800% due 6/15/2012	156,000	161,209
5.600% due 7/15/2012	20,000	19,890
5.000% due 7/16/2012	31,000	30,709
5.150% due 7/16/2012	13,000	12,894
5.000% due 6/15/2013	75,000	74,498
4.750% due 4/1/2014	5,000	5,325
5.100% due 9/20/2014	225,000	242,247
6.200% due 1/15/2015	1,100,000	1,230,875
5.000% due 3/16/2015	140,000	151,078
5.250% due 12/15/2016	50,000	50,210
5.500% due 3/15/2017	13,000	13,115
5.500% due 9/15/2017	22,000	22,227
5.500% due 9/15/2017	18,000	18,185
6.000% due 10/15/2018	20,000	20,049
6.000% due 10/15/2018	22,000	22,054
6.050% due 10/15/2018	15,000	15,038

R.R. Donnelley & Sons Co.
4.950% due 4/1/2014	5,404,000	5,241,880
5.500% due 5/15/2015	3,314,000	3,131,730
8.600% due 8/15/2016	327,000	331,905
6.125% due 1/15/2017	2,791,000	2,539,810

Reckson Operating Partnership L.P.
5.000% due 8/15/2018	3,715,000	3,628,203

Regions Financial Corp.
4.875% due 4/26/2013	1,875,000	1,818,750
7.750% due 11/10/2014	1,170,000	1,161,225

RJ Reynolds Tobacco Holdings, Inc.
7.250% due 6/1/2012	512,000	534,857

Rock-Tenn Co.
9.250% due 3/15/2016	1,845,000	1,937,250

Security Benefit Life Insurance
8.750% due 5/15/2016 (e)	2,000,000	2,136,000

Silicon Valley Bank
5.700% due 6/1/2012	23,000	23,669

Simon Property Group, LP
5.750% due 12/1/2015	1,089,000	1,217,681
6.100% due 5/1/2016	1,000,000	1,135,828

SLM Corp.
5.039% due 3/15/2012 (b)	145,000	143,660
5.219% due 6/15/2012 (b)	66,000	65,107
5.150% due 8/15/2012	10,000	9,895
4.500% due 12/15/2012	25,000	23,805
4.500% due 12/15/2012	87,000	82,813
5.119% due 12/15/2012 (b)	90,000	88,079
4.500% due 3/15/2013	54,000	50,958
4.700% due 6/15/2013	20,000	18,764
4.750% due 6/15/2013	24,000	22,537

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

SLM Corp. (continued)
4.800% due 6/15/2013	$25,000	$23,496
6.019% due 9/15/2013 (b)	91,000	89,288
5.000% due 10/1/2013	2,444,000	2,456,970
4.300% due 12/15/2013	2,000	1,829
5.150% due 12/15/2013	60,000	55,894
5.250% due 12/15/2013	30,000	28,008
5.689% due 1/31/2014 (b)	127,000	122,061
4.700% due 3/15/2014	25,000	22,925
4.950% due 3/15/2014	15,000	13,839
5.150% due 3/15/2014	10,000	9,270
5.369% due 4/1/2014 (b)	155,000	145,826
5.375% due 5/15/2014	843,000	839,168
5.949% due 6/2/2014 (b)	70,000	64,539
5.050% due 11/14/2014	129,000	127,782
5.309% due 12/15/2014 (b)	444,000	412,449
5.000% due 4/15/2015	425,000	415,489
5.000% due 9/15/2015	55,000	48,631
5.000% due 9/15/2015	90,000	79,489
5.000% due 9/15/2015	46,000	40,628
5.250% due 9/15/2015	65,000	58,018
5.519% due 9/15/2015 (b)	90,000	84,374
5.619% due 12/15/2015 (b)	128,000	117,761
6.250% due 1/25/2016	2,532,000	2,588,823
5.150% due 3/15/2017	2,925,000	2,505,362
5.600% due 6/15/2018	25,000	21,299
8.450% due 6/15/2018	2,318,000	2,454,271
5.820% due 5/3/2019 (b)	217,000	187,495
7.000% due 6/15/2021 (c)	84,000	75,758
5.400% due 4/25/2023 (c)	50,000	44,065

Springleaf Finance Corp.
6.900% due 12/15/2017	1,000,000	845,000

StanCorp Financial Group
6.875% due 10/1/2012	2,385,000	2,501,734

Staples, Inc.
9.750% due 1/15/2014	750,000	879,099

Sunoco, Inc.
4.875% due 10/15/2014	2,147,000	2,181,468
9.625% due 4/15/2015	6,369,000	7,317,949

SunTrust Bank
5.000% due 9/1/2015	690,000	752,236
5.450% due 12/1/2017	50,000	51,776

Susa Partnership L.P.
8.200% due 6/1/2017	16,000	19,382
7.450% due 7/1/2018	130,000	150,994

Telecom Italia
6.175% due 6/18/2014	234,000	236,105
4.950% due 9/30/2014	884,000	871,246
5.250% due 10/1/2015	4,368,000	4,296,841
6.999% due 6/4/2018	7,990,000	8,238,944

Textron Financial Corp.
6.500% due 6/1/2012	871,000	902,172
5.400% due 4/28/2013	635,000	663,774

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Torchmark Corp.
7.375% due 8/1/2013	$1,320,000	$1,402,287
6.375% due 6/15/2016	1,056,000	1,172,148

Transamerica Finance Corp.
0.000% due 9/1/2012 (d)	100,000	98,575

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,771,134

Tyco Electronics Group
6.000% due 10/1/2012	395,000	417,282
5.950% due 1/15/2014	792,000	865,439

UDR, Inc.
6.050% due 6/1/2013	10,000	10,573
5.500% due 4/1/2014	2,386,000	2,556,401
5.250% due 1/15/2015	690,000	742,816

Unum Group
7.125% due 9/30/2016	3,200,000	3,741,802

UnumProvident Group
6.850% due 11/15/2015 (e)	1,900,000	2,163,266

Ventas Realty LP
6.500% due 6/1/2016	10,228,000	10,550,376
6.750% due 4/1/2017	1,164,000	1,214,358

Verizon New York
6.875% due 4/1/2012	250,000	258,396

Viacom, Inc.
5.625% due 8/15/2012	515,000	535,998

Wachovia Bank
4.800% due 11/1/2014	1,550,000	1,665,390
4.875% due 2/1/2015	500,000	533,053
5.000% due 8/15/2015	1,750,000	1,887,392
5.600% due 3/15/2016	50,000	54,967
5.625% due 10/15/2016	200,000	219,000

Weatherford International Inc.
6.625% due 11/15/2011	63,000	63,587

Wells Fargo & Co.
6.125% due 4/18/2012	128,000	131,624
5.750% due 5/16/2016	200,000	220,014

Westinghouse Credit
8.875% due 6/14/2014	47,000	54,728

Weyerhaeuser Co.
6.950% due 8/1/2017	195,000	226,047

Willis N.A. Inc.
6.200% due 3/28/2017	1,801,000	1,987,034

Wilmington Trust Corp.
4.875% due 4/15/2013	25,000	26,105

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Wyeth
5.500% due 2/1/2014	$1,000,000	$1,107,421

Wyndham Worldwide
9.875% due 5/1/2014	7,743,000	9,097,514
6.000% due 12/1/2016	2,575,000	2,722,081
5.750% due 2/1/2018	1,680,000	1,723,247

Wynn Las Vegas LLC
7.875% due 11/1/2017	12,924,000	14,087,160

XL Capital
6.500% due 1/15/2012	367,000	373,693
5.250% due 9/15/2014	4,220,000	4,528,503

Yum! Brands, Inc.
6.250% due 4/15/2016	791,000	928,254

Zions Bancorporation
7.750% due 9/23/2014	9,957,000	10,601,377
5.500% due 5/10/2016	1,623,000	1,634,614
5.000% due 8/1/2016	1,500,000	1,479,255

Total Corporate Bonds		586,473,873

Federal Agency Mortgage-Backed Securities - 0.3%
Fannie Mae
6.000% due 8/1/2014, Pool #25-5434F	20,292	21,301
7.000% due 7/1/2015, Pool #53-5461F	10,788	11,647
8.000% due 9/1/2015, Pool #53-5460F	25,586	27,423
6.000% due 10/1/2037, Pool #88-8736F	342,669	377,018
6.000% due 3/1/2038, Pool #25-7134F	670,310	737,499

Freddie Mac
4.500% due 5/1/2018, Pool #P1-0032	69,410	73,029
6.500% due 12/1/2018, Pool #C9-0241	71,912	80,623
6.000% due 11/1/2021, Pool #G1-2449	164,211	178,774
6.000% due 2/1/2022, Pool #G1-2758	234,654	256,638

Ginnie Mae
5.500% due 6/15/2017, Pool #58-4476X	4,395	4,781
5.500% due 7/20/2018, Pool #00-3411M	21,281	23,094
7.000% due 5/15/2033, Pool #78-2071X	73,583	85,733
5.500% due 6/20/2038, Pool #00-4163M	217,672	239,658

Total Federal Agency Mortgage-Backed Securities		2,117,218

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

United States Government and Agency Issues - 0.6%
Fannie Mae
0.000% due 2/1/2012 (d)	$126,000	$125,474
0.000% due 5/15/2012 (d)	20,000	19,898
0.000% due 5/18/2012 (d)	67,000	66,654
0.000% due 7/15/2012 (d)	131,000	130,169

Federal Farm Credit Banks
4.350% due 11/21/2011	40,000	40,374
5.230% due 2/14/2012	25,000	25,574
2.125% due 6/18/2012	50,000	50,738
4.400% due 7/3/2012	50,000	51,738
4.550% due 8/10/2012	70,000	72,827

Federal Home Loan Banks
4.250% due 11/15/2011	95,000	95,798
4.875% due 11/15/2011	70,000	70,676
4.375% due 6/8/2012	20,000	20,634

Financing Corp.
0.000% due 12/6/2011, Series 19 (d)	162,000	161,763
0.000% due 12/27/2011, Series 13 (d)	198,000	197,639
0.000% due 3/7/2012, Series 15 (d)	114,000	113,647
0.000% due 4/6/2012, Series 4 (d)	54,000	53,803
0.000% due 4/6/2012, Series 9 (d)	63,000	62,771
0.000% due 5/2/2012, Series E (d)	165,000	164,316
0.000% due 5/30/2012, Series C (d)	147,000	146,313
0.000% due 5/30/2012, Series 2 (d)	37,000	36,827
0.000% due 5/30/2012, Series 10 (d)	82,000	81,617
0.000% due 6/6/2012, Series 12 (d)	208,000	207,005
0.000% due 6/6/2012, Series 19 (d)	159,000	158,240
0.000% due 6/27/2012, Series 13 (d)	141,000	140,271
0.000% due 8/3/2012, Series D (d)	84,000	83,517
0.000% due 8/3/2012, Series 6 (d)	82,000	81,529
0.000% due 8/3/2012, Series 7 (d)	57,000	56,672
0.000% due 8/3/2012, Series 8 (d)	116,000	115,333

Freddie Mac
0.000% due 9/8/2011 (d)	85,000	85,000
4.375% due 11/9/2011	45,000	45,353
0.000% due 2/7/2012 (d)	58,000	57,985

Resolution Funding Corp.
0.000% due 7/15/2012 (d)	103,000	102,514

Tennessee Valley Authority
0.000% due 4/15/2012 (d)	420,000	417,828
0.000% due 5/1/2012 (d)	20,000	19,888
0.000% due 6/15/2012 (d)	15,000	14,900

Total United States Government and Agency Issues		3,375,285

TOTAL BONDS (COST $602,987,239)		610,467,715

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100% (b)	$154	$154

Total Variable-Rate Demand Notes		154

TOTAL SHORT-TERM INVESTMENTS (COST $154)		154

TOTAL INVESTMENTS - 99.3% (COST $603,488,980)		611,071,116

NET OTHER ASSETS AND LIABILITIES - 0.7%		4,116,955

NET ASSETS - 100.0%		$615,188,071

(a) Non-income producing security.
(b) Interest rate shown represents the current coupon rate at August 31, 2011.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Zero-coupon security.
(e) Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

At August 31, 2011, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$603,488,980
Unrealized appreciation	$13,769,161
Unrealized depreciation	$(6,187,025)
Net unrealized appreciation (depreciation)	$7,582,136

The accompanying notes are an integral part of the schedule of investments.

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis. Exchange-traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of August 31, 2011.

In accordance with generally accepted accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2011:

Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$106,786,962	-	$-	$106,786,962
Short-term securities	-	$54	-	54
Total Assets	$106,786,962	$54	$-	$106,787,016

MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$16,785,950	-	$-	$16,785,950
Short-term securities	-	$475	-	475
Total Assets	$16,785,950	$475	$-	$16,786,425

Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$603,247	-	$-	$603,247
Bonds	-	$610,467,715	-	610,467,715
Short-term securities	-	154	-	154
Total Assets	$603,247	$610,467,869	$-	$611,071,116

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. There were no significant transfers between level-1 and level-2 securities during the nine-month period ended August 31, 2011. The Funds did not invest in any level-3 investments as of and during the nine month period ended August 31, 2011.

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

2

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 24th day of October, 2011.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 24th day of October, 2011.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

3